Contract revenues - Recognized Revenues (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract revenues
Amounts included in the contract liability at the beginning of the period	SFr 0
Performance obligations satisfied in previous periods	SFr 24,600	SFr 14,801	SFr 3,935